Retirement benefit obligations - Schedule of Movements in Net Post-Retirement Defined Benefit Scheme Asset (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Asset at 1 January 2026	£ 2,744	£ 2,575
Income statement credit	15
Employer contributions	63
Remeasurement	91
Asset at 30 June 2026	£ 2,744